Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Capital Stock Prior to and Immediately After Stock Split
The capital stock of the Company prior to and immediately after the Stock Split is as follows:

Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.22%	62.96%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.78%	37.04%
L	Public float	525,208,065	25.00%	0%
Total		2,100,832,262	100%	100%
Outstanding shares after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.22%	55.97%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.78%	32.92%
B	Public float	1,575,624,195	9.38%	11.11%
L	Public float	2,626,040,325	15.63%	0%
Total		16,806,658,096	100%	100%

Summary of Capital Stock
As of December 31, 2021, 2020 and 2019, the number of each share series representing Coca-Cola FEMSA’s common stock is comprised as follows:

	Thousands of Shares

Series of shares	2021	2020	2019
A	7,936,628	7,936,628	7,936,628
B	1,575,624	1,575,624	1,575,624
D	4,668,366	4,668,366	4,668,366
L	2,626,040	2,626,040	2,626,040
	16,806,658	16,806,658	16,806,658

Summary of Dividends Declared and Paid
For the years ended December 31, 2021, 2020 and 2019 the dividends declared and paid per share by the Company are as follows:

Series of shares (1)	2021 (1)	2020	2019
A	Ps. 5,000	Ps. 4,822	Ps. 3,512
D	2,941	2,836	2,066
L	1,654	1,595	1,162
B	993	957	697
	Ps. 10,588	Ps. 10,210	Ps. 7,437
(1)At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 19, 2021, the shareholders declared a dividend of Ps. 10,588 that was paid on May 4, 2021 and November 3, 2021. This represents a dividend of Ps. 5.04 per each ordinary share.